SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) - SGD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Research income	$ 24,167	$ 115,277	$ 183,518
Rental income	8,423
Trade receivable from associate	30,068
Total for all related parties [member]
IfrsStatementLineItems [Line Items]
Research income	11,962
Rental income	8,423
Proceeds from sale of equity investment	200,000	95,775
Purchase consideration for acquisition of equity investment	18,210
Loan receivable	$ 30,068